ACCOUNTING PRINCIPLES AND POLICIES - Intangible assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 USD ($)	[1]
Disclosure of detailed information about intangible assets [line items]
Intangible assets | $	$ 83,834		$ 94,083		$ 79,403
Patents and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets | €		€ 0
Patents and licenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Patents and licenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	6 years
Capitalised development expenditure, RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Re-acquired commercial rights, RUCONEST for HAE US
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
Remaining amortisation period of intangible assets	15 years
Re-acquired commercial rights, RUCONEST for HAE EU
Disclosure of detailed information about intangible assets [line items]
Useful life	12 years
Remaining amortisation period of intangible assets	10 years
Development costs, software expenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Remaining amortisation period of intangible assets	5 years
Development costs, software expenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Remaining amortisation period of intangible assets	3 years

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.